SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Current tax expense		$ (997)	$ (1,206)
Deferred tax expense (benefit)	(10,261)	(12,140)	(3,241)
Income tax (expense) / benefit	6,619	3,989	12,540
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Current tax expense	16,880	16,129	15,781
Deferred tax expense (benefit)	(10,261)	(12,140)	(3,241)
Income tax (expense) / benefit	$ 6,619	$ 3,989	$ 12,540